                         DELAWARE GROUP EQUITY FUNDS III
                         Delaware American Services Fund
                         Delaware Small Cap Growth Fund
                               Delaware Trend Fund

          Supplement to the Funds' Statement of Additional Information
                             dated October 28, 2006

                         DELAWARE GROUP EQUITY FUNDS IV
                       Delaware Growth Opportunities Fund

          Supplement to the Fund's Statement of Additional Information
                             dated January 28, 2007

                 (each, a "Fund" and collectively, the "Funds")

Effective  July 16,  2007,  Liu-Er  Chen and  Michael S. Tung have been added as portfolio  managers  on  the  team  that  has  primary  responsibility  for  the healthcare portion of the Funds.

The following  information  supplements the section entitled  "Management of the
Trust--   Officers  and   Trustees"  in  the  Funds'   Statement  of  Additional
Information.

The  following is  additional  information  regarding  investment  professionals affiliated with the Trust:

----------------------- ----------------------- ---------------------- ---------------------------------

Name, Address, and      Position(s) Held with                          Principal Occupation(s) for the
Birthdate               the Trust               Length of Time Served  Past 5 Years
----------------------- ----------------------- ---------------------- ---------------------------------
Liu-Er Chen, CFA        Senior Vice President     Less than 1 year     Senior Vice President and Chief
2005 Market Street            and Chief                                 Investment Officer-- Emerging
Philadelphia, PA         Investment Officer--                            Markets Delaware Investment
19103                      Emerging Markets                             Advisers (a series of Delaware
                                                                          Management Business Trust)
April 14, 1962                                                                 (2007-- Present)

                                                                        Mr. Chen has served in various
                                                                        capacities at different times
                                                                           at Evergreen Investment
                                                                              Management Company
----------------------- ----------------------- ---------------------- ---------------------------------
Michael S. Tung, M.D.     Vice President and      Less than 1 year        Vice President and Equity
2005 Market Street          Equity Analyst                                         Analyst
Philadelphia, PA                                                       Delaware Investment Advisers (a
19103                                                                   series of Delaware Management
                                                                               Business Trust)
November 14, 1975                                                              (2007-- Present)

                                                                                Vice President
                                                                                Galleon Group
                                                                                (2005 - 2006)

                                                                                   Analyst
                                                                          Hambrecht & Quist Capital
                                                                                  Management
                                                                                (2003 - 2005)

                                                                                Junior Analyst
                                                                           Durus Capital Management
                                                                                    (2003)

                                                                               Anesthesiologist
                                                                        Beth Israel Deaconess Medical
                                                                        Center, Harvard Medical School
                                                                                 (2002-2003)
----------------------- ----------------------- ---------------------- ---------------------------------

The following information supplements the section entitled "Portfolio Managers--
Other Accounts Managed" in the Funds' Statement of Additional Information:

Mr. Chen and Mr. Tung are  responsible  for the following  accounts.  The assets listed below are as of July 16, 2007:

                                                         No. of Accounts   Total Assets in
                                                               with         Accounts with
                         Number of      Total Assets    Performance-Based   Performance-
                         Accounts          Managed             Fees          Based Fees
Liu-Er Chen, CFA
Registered Investment       20           $5.3 billion           0                $0
Companies
Other Pooled Investment      1           $4.6 million           0                $0
Vehicles
Other Accounts              12           $1.1 billion           1          $110.9 million

Michael S. Tung, M.D.
Registered Investment       18           $3.7 billion           0                $0
Companies
Other Pooled Investment      1           $4.6 million           0                $0
Vehicles
Other Accounts               9           $1.1 billion           1          $110.9 million

This Supplement is dated August 24, 2007.

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